Financial instruments and financial risk management (Tables)	3 Months Ended
Mar. 31, 2021
Financial instruments and financial risk management
Schedule of contractual maturities of non-derivative financial liabilities

		Between one	More than
At March 31, 2021	Within one year	and five years	five years
Trade payables	$1,673,223	$—	$—
Accrued liabilities	1,206,687	—	—
Due to related parties	12,435	—	—
Lease liabilities	514,709	721,534	776,247
	$3,407,054	$721,534	$776,247

		Between one	More than
At December 31, 2020	Within one year	and five years	five years
Trade payables	$1,001,773	$—	$—
Accrued liabilities	2,179,134	—	—
Due to related parties	280,432	—	—
Lease liabilities	576,232	373,889	125,652
	$4,037,571	$373,889	$125,652

Schedule of financial assets and liabilities that are denominated in US dollars

		March 31,
	March 31,	2020
	2021	Restated
Cash and cash equivalents	$4,106,578	$442,742
Restricted cash	81,393	72,446
Receivables	114,224	155,483
Lease liabilities	(1,524,331)	(459,542)
Trade payables and accrued liabilities	(1,028,911)	(1,242,151)
	$1,748,953	$(1,031,022)

Schedule of classification of financial instruments

	March 31,	December 31,
	2021	2020
Amortized cost:
Cash and cash equivalents	$260,365,630	$129,450,676
Restricted cash	144,643	143,800
Receivables	254,781	159,664
	$260,765,054	$129,754,140

	March 31,	December 31,
	2021	2020
Non-derivative financial liabilities at amortized cost:
Trade payable and accrued liabilities	$2,892,345	$3,461,339
Lease liabilities	2,012,490	1,075,773
Derivative financial liabilities at fair value through profit or loss:
Derivative liability	11,691,759	17,899,855
	$16,596,594	$22,436,967